ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Implementation Costs	$ 560,000	$ 0
Software Development Costs	525,000	499,000
Foreign currency translation adjustment	(3,813,000)	(4,016,000)
Minimum Percentage Of Income Tax Examination Likelihood Of Tax Benefits Being Realized Upon Settlement	50.00%
Foreign Currency Transaction Gain (Loss), before Tax	$ 15,000	$ 16,000